Accounts receivable and prepaid expenses (Details) - CAD ($)	Dec. 31, 2025	Dec. 31, 2024
Accounts Receivable And Prepaid Expenses
Accounts receivable (Note 11(b))	$ 310,294	$ 239,265
Prepaid expenses	21,442	54,687
Total	$ 331,736	$ 293,952